Acquisition of ACT Group - Summary of Recognized Amounts of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [abstract]
Property, plant and equipment	$ 5,649,182
Intangible assets	13,826,389
Interests in associates	788,472
Deferred tax assets	235,879
Inventories	1,294,959
Trade receivables	2,594,976
Deposits, prepayments and other receivables	2,013,985
Cash and cash equivalents	5,623,061
Trade payables	(857,537)
Accrued expenses and other current liabilities	(2,763,480)
Contract liabilities	(416,307)
Lease liabilities	(2,379,687)
Tax liabilities	(5,713)
Deferred tax liabilities	(2,913,666)
Other non-current liabilities	(223,207)
Total identifiable net assets acquired	$ 22,467,306